Notes Payable and Secured Credit Facility (Schedule of Debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Apr. 26, 2018	Dec. 31, 2017
Notes Payable:
Notes payable, principal amount outstanding	$ 467,481	$ 467,786		$ 468,135
Unamortized deferred financing costs related to notes payable	(3,208)	(3,441)		(4,393)
Notes payable, net of deferred financing costs	464,273	464,345		463,742
Secured Credit Facility:
Secured credit facility, principal amount outstanding	365,000	355,000		220,000
Unamortized deferred financing costs related to the term loan secured credit facility	(2,396)	(2,489)		(601)
Secured credit facility, net of deferred financing costs	362,604	352,511		219,399
Total debt outstanding	826,877	816,856
Revolving Line of Credit [Member]
Secured Credit Facility:
Secured credit facility, principal amount outstanding			$ 150,000
Fixed Rate [Member]
Notes Payable:
Notes payable, principal amount outstanding	220,276	220,351		220,436
Variable Rate, Subject To Interest Rate Swap [Member]
Notes Payable:
Notes payable, principal amount outstanding	247,205	247,435		247,699
Secured Credit Facility:
Secured credit facility, principal amount outstanding	100,000	100,000		100,000
Variable Rate, Subject To Interest Rate Swap [Member] | Term Loan [Member]
Secured Credit Facility:
Secured credit facility, principal amount outstanding	100,000	100,000		100,000
Variable Rate [Member]
Secured Credit Facility:
Secured credit facility, principal amount outstanding	265,000	255,000		120,000
Variable Rate [Member] | Revolving Line of Credit [Member]
Secured Credit Facility:
Secured credit facility, principal amount outstanding	115,000	105,000		120,000
Variable Rate [Member] | Term Loan [Member]
Secured Credit Facility:
Secured credit facility, principal amount outstanding	$ 150,000	$ 150,000		$ 0